10-K Asset Retirement Obligations - Reconciliation of asset retirement obligation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Balance at beginning of year	$ 33,406	$ 30,932
Liabilities incurred	4,657	1,655
Liabilities acquired	0	1,805
Liabilities settled	(2,117)	(2,613)
Accretion expense	1,415	1,627
Balance at end of year	$ 37,361	$ 33,406